NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES (Details Textual) (USD $)	1 Months Ended									3 Months Ended			9 Months Ended		12 Months Ended					116 Months Ended	125 Months Ended														1 Months Ended		3 Months Ended	9 Months Ended	1 Months Ended				3 Months Ended									3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended								3 Months Ended	12 Months Ended		9 Months Ended			1 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended								9 Months Ended	1 Months Ended			9 Months Ended				9 Months Ended	3 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Aug. 31, 2012	Jul. 30, 2012	Dec. 29, 2011	Aug. 31, 2011	Apr. 28, 2011	Aug. 31, 2007	Mar. 31, 2006	Feb. 28, 2006	Nov. 30, 2004	Jul. 31, 2012	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2005	Oct. 31, 2011	Jul. 31, 2012	Sep. 30, 2012	Aug. 27, 2012	Aug. 02, 2012	Jul. 08, 2012	Jul. 05, 2012	May 31, 2012	Oct. 28, 2011	May 09, 2011	Sep. 28, 2010	Jul. 19, 2010	Aug. 24, 2007	Nov. 12, 2004	Jul. 31, 2012 Warrant [Member]	Oct. 31, 2007 Private Placement [Member]	Dec. 29, 2011 Long Term Convertible Promissory Notes [Member]	Jul. 31, 2012 Long Term Convertible Promissory Notes [Member]	Jul. 31, 2012 Long Term Convertible Promissory Notes [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] A Notes Payable [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] B Notes Payable [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] C Notes Payable [Member]	Jul. 21, 2012 July Two Thousand and Twelve Note [Member]	Jul. 31, 2012 Jmj Financial [Member]	Apr. 30, 2012 Jmj Financial [Member]	May 08, 2012 Jmj Financial [Member]	Jul. 31, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Jul. 31, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]	Jul. 31, 2012 Bridge Notes [Member]	Jul. 31, 2012 Bridge Notes [Member]	Oct. 31, 2011 Bridge Notes [Member]	Oct. 31, 2010 Bridge Notes [Member]	Jul. 31, 2012 Bridge Notes [Member] Warrant [Member]	Jul. 31, 2012 Bridge Notes [Member] Warrant [Member]	Jul. 31, 2012 Bridge Notes [Member] Original Issue Discount (O D I) [Member]	Jul. 31, 2012 Bridge Notes [Member] Minimum [Member]	Oct. 31, 2011 Bridge Notes [Member] Minimum [Member]	Jul. 31, 2012 Bridge Notes [Member] Minimum [Member] Original Issue Discount (O D I) [Member]	Jul. 31, 2012 Bridge Notes [Member] Maximum [Member]	Oct. 31, 2011 Bridge Notes [Member] Maximum [Member]	Jul. 31, 2012 Bridge Notes [Member] Maximum [Member] Original Issue Discount (O D I) [Member]	Jul. 31, 2012 May 2011 Note Financing [Member]	Oct. 31, 2011 May 2011 Note Financing [Member]	May 09, 2011 May 2011 Note Financing [Member]	Jul. 31, 2012 October 2011 Note Financing [Member]	Oct. 31, 2011 October 2011 Note Financing [Member]	Oct. 28, 2011 October 2011 Note Financing [Member]	Dec. 29, 2011 December 2011 Note Financing [Member]	Jul. 31, 2012 December 2011 Note Financing [Member]	Jul. 31, 2012 Rodman 2011 Financings [Member]	Jul. 30, 2012 Rodman 2011 Financings [Member]	Jul. 31, 2012 Rodman 2011 Financings [Member] Waiver Agreements [Member]	Dec. 31, 2011 Rodman 2011 Financings [Member] Accredited Investors [Member]	Oct. 31, 2011 Rodman 2011 Financings [Member] Accredited Investors [Member]	May 31, 2011 Rodman 2011 Financings [Member] Accredited Investors [Member]	Dec. 31, 2011 Rodman 2011 Financings [Member] Mr. Moore'S [Member]	Oct. 31, 2011 Rodman 2011 Financings [Member] Mr. Moore'S [Member]	May 31, 2011 Rodman 2011 Financings [Member] Mr. Moore'S [Member]	Jul. 31, 2012 Rodman 2011 Financings [Member] Warrant [Member]	Oct. 28, 2011 Rodman 2011 Financings [Member] Private Placement [Member]	Jul. 31, 2012 Rodman 2011 Financings [Member] Private Placement [Member]	Jul. 31, 2012 Rodman 2011 Financings [Member] Long Term Convertible Promissory Notes [Member]	Jul. 31, 2012 Rodman 2012 Financings [Member]	May 14, 2012 Rodman 2012 Financings [Member]	Jul. 31, 2012 Rodman 2012 Financings [Member] Private Placement [Member]	Jul. 31, 2012 Rodman 2012 Financings [Member] May Two Thousand and Twelve Notes [Member]	Jul. 31, 2012 Rodman 2012 Financings [Member] Rodman Renshaw, Llc [Member]	Jul. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] July Two Thousand and Twelve Note [Member]	Jul. 31, 2012 Convertible Notes Payable [Member] July Two Thousand and Twelve Note [Member]	Jul. 31, 2012 Convertible Notes Payable [Member] July Two Thousand and Twelve Note [Member]	Jul. 31, 2012 Holders Not Participated In Exchange Agreement [Member]
Warrant Coverage Percentage																																																											23.00%			75.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.15							0.15			0.15		0.15	0.15				0.15	0.15		0.15							0.17	0.25		0.40	0.15			0.15	0.15								0.15	0.15	0.15	0.17	0.1952	0.287	0.15	0.15			0.15	0.15														0.15															0.15		0.15		0.15	0.15
Long-term Debt, Gross			$ 540,000		$ 800,000					$ 300,000			$ 300,000		$ 1,886,851	$ 688,000				$ 1,886,851	$ 300,000							$ 59,000								$ 540,000	$ 300,000	$ 300,000		$ 800,000	$ 800,000	$ 250,000										$ 300,000	$ 300,000	$ 1,886,851	$ 688,000													$ 1,100,000		$ 59,000		$ 405,000				$ 59,000	$ 59,000	$ 59,000												$ 28,000
Other Noncash Expense													89,000																															805,000																													1,500,000													69,000
Stock Issued During Period, Shares, New Issues													25,560,000		40,500,000																				49,228,334		4,725,927															583,000																																							583,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																																					660,000																																																						50,000
Short-term Convertible Promissory Note Conversions							1,500,000	1,500,000					53,000		1,300,000																							352,941															53,000	1,300,000
Debt Instrument, Maturity Date			Jan. 09, 2013		Apr. 28, 2014										May 12, 2014																							Jun. 30, 2012	Apr. 28, 2014	Apr. 28, 2014	Apr. 28, 2014	Dec. 31, 2012											Jun. 30, 2012			Oct. 31, 2015	Feb. 29, 2012									May 12, 2014					Jan. 09, 2013															May 18, 2013
Warrants Purchased During Period																																						2,352,940																																																				355,556
Debt Issuance Cost										247,000	25,000		27,000																									247,000
Debt Conversion, Converted Instrument, Amount									618,000	38,000			169,000		1,897,000		1,000,010	300,000	613,158																																		169,000												38,000	1,897,000		1,227,500				827,500	4,500,000													4,017,000					660,000	500,000
Debt Conversion, Converted Instrument, Shares Issued	0	800,000	3,600,000	768,633						253,333			1,126,667		8,652,737																					3,600,000								4,000,000									1,126,667	8,652,737											253,333	12,647,077		8,183,333				5,516,666	52,200,000													26,780,392						3,600,000
Debt Instrument, Discount Percentage			15.00%							10.00%			10.00%		10.00%					10.00%	10.00%			25.00%					15.00%																														10.00%	10.00%	10.00%	15.00%	15.00%	15.00%			15.00%				15.00%															50.00%		25.00%
Debt Instrument, Maturity Date Range, Start													Oct. 19, 2011																																													Oct. 19, 2011
Debt Instrument, Convertible, Conversion Price			$ 0.15		$ 0.15					$ 0.15			$ 0.15		$ 0.15					$ 0.15	$ 0.15	$ 65		$ 0.15					$ 0.15										$ 0.15	$ 0.15												$ 0.15	$ 0.15	$ 0.15												$ 0.15	$ 0.15	$ 0.15	$ 0.15		$ 0.15	$ 0.15	$ 0.15									$ 0.15									$ 0.15
Convertible Notes Payable			1,200,000							2,300,000			2,300,000								2,300,000							2,300,000	7,100,000																																										1,200,000	1,200,000
Debt Instrument, Maturity Date Range, End													Jun. 30, 2012																																													Jun. 30, 2012
Debt Instrument Purchase Price			1,000,000		500,000					50,000			50,000								50,000							50,000	6,000,000																																										1,000,000	1,000,000												9,000,000	10,600,000			715,000		400,000
Common stock, par value (in dollars per share)					$ 0.001					$ 0.001			$ 0.001		$ 0.001	$ 0.001				$ 0.001	$ 0.001
Debt Instrument, Interest Rate, Stated Percentage					8.00%																	12.00%										12.00%										33.00%
Debt Instrument, Conversion Percentage																																																																																						7.00%
Repayments of Debt													172,800		712,800																							172,800
Fair Value, Option, Changes in Fair Value, Gain (Loss)										9,000			85,000
Debt Instrument, Fair Value Disclosure										99,602			99,602		570,802					570,802	99,602																99,602	99,602						324,000																																											291,400		454,680				820,000	820,000
Debt Instrument, Face Amount					80,000					587,000			587,000								587,000	132,500	100,000																	3,000,000	80,000											587,000	587,000					587,000										400,000							249,000	50,000	50,000	50,000	400,000	400,000	400,000														249,000
Notes Issued						600,000																																247,000																																													9,000,000
Issuance of common stock warrants											279,807																																																																							38,784,491
Warrants and Rights Outstanding																																																																									52,200,000
Class of Warrant or Right, Outstanding										114,738,770			114,738,770		137,841,857					137,841,857	114,738,770													64,800,000																																							38,784,491
Common stock, shares issued	4,000,000									375,135,008			375,135,008		250,173,570	198,100,817				250,173,570	375,135,008		4,076,923				4,000,000
Warrant Liability										99,600,000			99,600,000		25,600,000	15,800,000				25,600,000	99,600,000																																																																	222,467
Warrant Liability Non Cash Income																																																																																						69,000
Non Cash Income On Conversion Of Notes Payable										250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									11,064,611	79,947,614						150,000	87,108																																								5,800,000																		20,834
Loss On Note Retirement																																																																									1,500,000
(Loss) on note retirement										(932,421)		(115,396)	(2,173,491)	(109,492)	(461,595)	123,963				1,194,845	(978,646)																																																																						24,000
Unrealized Gain (Loss) on Securities																																											75,000																																																		17,000	186,000
Other Borrowings																																													500,000
Other Noncash Income		$ 408,000											$ 54,000																								$ 250,000																																																							$ 36,000
Stock Repurchased During Period, Shares																																																																										31,300,000